Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital Abstract
Share Capital
(a)	Authorized:

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

Effective December 8, 2020, the Company consolidated its share capital on the basis of five pre consolidation common shares for one post share consolidation share. All share references presented in these consolidated financial statements have been retroactively adjusted to reflect the share consolidation.

(b)	Issued:

(i)	In October and November 2020, the Company closed a private placement in two tranches totalling 21 million units at a price of CAD$0.40 per unit for gross proceeds of CAD$8.4 million with each unit comprised of one common share and one-half of one common share purchase warrant; each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.65 per share for a period of two years. On October 7, 2020, the Company closed the first tranche for 8 million units for gross proceeds of CAD$3.2 million. On November 12, 2020, the Company closed the second tranche for 13 million units for gross proceeds of CAD$5.2 million; the second tranche received interested and disinterested shareholder approvals at the Company’s special general meeting held on October 19, 2020. Finders fees included CAD$176,400 in cash and 385,200 warrants with the same terms as the underlying warrants in the private placement. If the closing market price of the common shares is at a price equal to or greater than CAD$1.00 for a period of 10 consecutive trading days on the Toronto Stock Exchange (“TSX”), the Company will have the right to accelerate the expiry date of the warrants by giving written notice to the warrant holders that the warrants will expire on the date that is not less than 30 days from the date notice is provided by the Company to the warrant holders.

In 2020, stock options for 576,000 shares were exercised for proceeds of $138,000 and $98,000 was reallocated from reserve for share-based payments to share capital.

Stock options for 280,000 common shares were cancelled for the exercise of share appreciation rights for 143,303 common shares at a fair value of CAD$0.55 per share.

In January 2021, stock options for 210,000 common shares were cancelled for the exercise of share appreciation rights for 104,884 common shares. In February 2021, stock options for 30,000 common shares were exercised.

(ii)	On July 23, 2019, the Company closed a private placement for 4.75 million flow through common shares for gross proceeds of CAD$1.4 million; of these shares, 3.5 million were issued at a price of CAD$0.30 per share and 1.3 million shares at CAD$0.3125 per share. The fair value of the shares was CAD$0.30 per share, resulting in the recognition of a flow through premium liability of CAD$0.0125 per share for a total of CAD$16,000. Finder fees were comprised of CAD$91,400 in cash and 301,624 warrants; each warrant is exercisable to acquire one non-flow through common share at an exercise price of CAD$0.30 per share until July 23, 2021.

In November 2019, the Company issued 40,000 common shares at a value of CAD$0.30 per share to Silver Range for the Hard Cash and Nigel properties (Note 8(a)(iv)).

In November 2019, the Company issued 75,000 common shares at a value of CAD$0.25 per share to Universal for the Princeton property (Note 8(a)(iii)).

(iii)	In January 2018, the Company purchased 17,200 shares for CAD$6,700 pursuant to a normal course issuer bid which ended in February 2018.

In June 2018, the Company received regulatory approval for a normal course issuer bid to acquire up to 2.2 million common shares of the Company representing approximately up to 5% of its issued and outstanding common shares at that time. The bid was effective on June 21, 2018 and terminated on June 20, 2019. The actual number of common shares purchased under the bid and the timing of any such purchases were at the Company’s discretion. Purchases under the bid shall not exceed 4,779 common shares per day. The Company paid the prevailing market price at the time of purchase for all common shares purchased under the bid, and all common shares purchased by the Company were cancelled. From June to December 2018, the Company purchased 87,600 shares for CAD$20,595 with an average price of CAD$0.25 per share; no further shares were purchased in 2019 under its normal course issuer bid.

In December 2018, the Company issued 20,000 common shares at a value of CAD$0.25 per share to Silver Range for the Hard Cash and Nigel properties (Note 8(a)(iv)).

(c)	Stock option plan:

The Company has a stock option plan that allows it to grant stock options to its directors, officers, employees, and consultants to acquire up to 8,852,339. The exercise price of each stock option cannot be lower than the last recorded sale of a board lot on the TSX during the trading day immediately preceding the date of granting or, if there was no such date, the high/low average price for the common shares on the TSX based on the last five trading days before the date of the grant. Stock options have a maximum term of ten years and terminate 30 days following the termination of the optionee’s employment, except in the case of death, in which case they terminate one year after the event. Vesting of stock options is made at the discretion of the board at the time the stock options are granted.

At the discretion of the board, certain stock option grants provide the holder the right to receive the number of common shares, valued at the quoted market price at the time of exercise of the stock options, that represent the share appreciation since granting the stock options.

The continuity of outstanding stock options for the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020		2019		2018
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price
	of Shares	(CAD$)	of Shares	(CAD$)	of Shares	(CAD$)

Outstanding balance, beginning of year	3,550,000	$0.37	3,280,000	$0.40	3,871,500	$0.40
Granted	840,000	$0.50	750,000	$0.30	850,000	$0.35
Exercised	(576,000)	$0.31	-	-	-	-
Cancellation for share appreciation rights	(280,000)	$0.30	-	-	-	-
Forfeited	(140,000)	$0.39	(12,000)	$0.35	(202,500)	$0.45
Expired	(184,000)	$0.42	(468,000)	$0.50	(1,239,000)	$0.40
Outstanding balance, end of year	3,210,000	$0.42	3,550,000	$0.35	3,280,000	$0.40

Exercise price range		$0.30 - $0.55		$0.25 - $0.50		$0.25 - $0.50

The following table summarizes information about stock options exercisable and outstanding at December 31, 2020 and 2019:

		Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2020	(Number of Years)	(CAD$)	Dec 31, 2020	(Number of Years)	(CAD$)

$0.40	720,000	0.51	$0.40	720,000	0.51	$0.40
$0.50	410,000	1.42	$0.50	410,000	1.42	$0.50
$0.40	520,000	2.49	$0.40	520,000	2.49	$0.40
$0.275	200,000	2.86	$0.275	200,000	2.86	$0.275
$0.35	140,000	3.14	$0.35	112,000	3.14	$0.35
$0.40	60,000	3.22	$0.40	48,000	3.22	$0.40
$0.30	400,000	3.49	$0.30	320,000	3.49	$0.30
$0.50	680,000	4.49	$0.50	340,000	4.49	$0.50
$0.55	80,000	4.63	$0.55	20,000	4.63	$0.55
$0.42	3,210,000	2.58	$0.42	2,690,000	2.25	$0.42

		Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2019	(Number of Years)	(CAD$)	Dec 31, 2019	(Number of Years)	(CAD$)

$0.30	740,000	0.94	$0.30	740,000	0.94	$0.30
$0.40	720,000	1.52	$0.40	720,000	1.52	$0.40
$0.50	410,000	2.42	$0.50	410,000	2.42	$0.50
$0.45	100,000	2.70	$0.45	100,000	2.70	$0.45
$0.40	640,000	3.49	$0.40	512,000	3.49	$0.40
$0.275	200,000	3.87	$0.275	120,000	3.87	$0.275
$0.35	140,000	4.15	$0.35	56,000	4.15	$0.35
$0.40	60,000	4.22	$0.40	24,000	4.22	$0.40
$0.30	540,000	4.49	$0.30	216,000	4.49	$0.30
	3,550,000	2.62	$0.35	2,898,000	2.28	$0.40

During the year ended December 31, 2019, the Company recognized share-based payments of $170,000 (2019 - $120,000 and 2018 - $118,000), net of forfeitures, based on the fair value of stock options that were earned by the provision of services during the period. Share-based payments are segregated between directors and officers, employees and consultants, as applicable, as follows:

	2020	2019	2018

Directors and officers	$148	$101	$118
Employees	3	-	-
Consultants	19	19	-

	$170	$120	$118

The weighted average fair value of stock options granted and the weighted average assumptions used to calculate share-based payments for stock option grants are estimated using the Black-Scholes option pricing model as follows:

	2020	2019	2018

Number of stock options granted	840,000	750,000	850,000
Fair value of stock options granted (CAD$)	$0.31	$0.20	$0.20

Market price of shares on grant date (CAD$)	$0.48	$0.30	$0.25
Pre-vest forfeiture rate	13.27%	13.81%	16.09%
Risk-free interest rate	0.33%	1.44%	2.10%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	94%	105%	119%
Expected option life in years	3.98	4.22	4.22

Expected stock price volatility is based on the historical price volatility of the Company’s common shares. In fiscal 2018, the Company granted the following stock options:

-	650,000 stock options to directors, officers and employees with an exercise price of CAD$0.40 and an expiry date of June 29, 2023, and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter; and

-	200,000 stock options to an officer of which 100,000 stock options have an exercise price of CAD$0.25 and 100,000 stock options with an exercise price of CAD$0.30 and an expiry date of November 12, 2023, and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter.

In fiscal 2019, the Company granted the following stock options:

-	140,000 stock options to consultants with an exercise price of CAD$0.35 per share and an expiry date of February 22, 2024 and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter;

-	60,000 stock options to a director with an exercise price of CAD$0.40 per share and an expiry date of March 21, 2024 and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter; and

-	550,000 stock options to directors, officers and employees with an exercise price of CAD$0.30 and an expiry date of June 27, 2024, and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter.

In fiscal 2020, the Company granted the following stock options:

-	760,000 stock options to directors, officers and employees with an exercise price of CAD$0.50 and an expiry date of June 29, 2025, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter; and

-	80,000 stock options to a director with an exercise price of CAD$0.55 and an expiry date of August 19, 2025, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter.

(d)	Warrants:

At December 31, 2020, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2019	Issued	Exercised	Expired	2020

$0.30	July 23, 2021 (1)	301,624	-	-	-	301,624

$0.65	October 7, 2022 (2)	-	4,000,000	-	-	4,000,000

$0.65	November 12, 2022 (2)	-	6,500,000	-	-	6,500,000

$0.65	November 12, 2022 (2), (3)	-	385,200	-	-	385,200

		301,624	10,885,200	-	-	11,186,824

(1)	As these warrants are agent’s warrants, a fair value of $33,110 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 89%, risk-free rate 1.44%, expected life 2 years, and expected dividend yield 0%.

(2)	If the closing market price of the common shares is at a price equal to or greater than CAD$1.00 for a period of 10 consecutive trading days on the Toronto Stock Exchange, the Company will have the right to accelerate the expiry date of the warrants by giving written notice to the warrant holders that the warrants will expire on the date that is not less than 30 days from the date notice is provided by the Company to the warrant holders.

(3)	As these warrants are agent’s warrants, a fair value of $126,560 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 105%, risk-free rate 0.26%, expected life 2 years, and expected dividend yield 0%.

At December 31, 2019, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2018	Issued	Exercised	Expired	2019

$0.60	March 3, 2019	1,770,515	-	-	(1,770,515)	-

$0.60	March 14, 2019	499,444	-	-	(499,444)	-

$0.60	March 14, 2019 (1)	31,111	-	-	(31,111)	-

$0.60	April 21, 2019 (2)	50,000	-	-	(50,000)	-

$0.30	July 23, 2021 (3)	-	301,624	-	-	301,624

		2,351,070	301,624	-	(2,351,070)	301,624

_________

(1)	As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(2)	As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(3)	As these warrants are agent’s warrants, a fair value of $33,110 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 89%, risk-free rate 1.44%, expected life 2 years, and expected dividend yield 0%.

At December 31, 2018, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2017	Issued	Exercised	Expired	2018

$0.50	July 31, 2018 (1), (7)	1,690,000	-	-	(1,690,000)	-

$0.75	September 18, 2018 (1)	1,050,811	-	-	(1,050,811)	-

$0.75	September 18, 2018 (1), (2)	132,344	-	-	(132,344)	-

$0.75	October 3, 2018 (1)	830,750	-	-	(830,750)	-

$0.75	October 3, 2018 (1), (3)	12,145	-	-	(12,145)	-

$0.40	September 21, 2018	1,066,555	-	-	(1,066,555)	-

$0.40	September 21, 2018 (4)	107,302	-	-	(107,302)	-

$0.60	March 3, 2019 (8)	1,770,515	-	-	-	1,770,515

$0.60	March 14, 2019 (8)	499,444	-	-	-	499,444

$0.60	March 14, 2019 (5), (8)	31,111	-	-	-	31,111

$0.60	April 21, 2019 (6)	50,000	-	-	-	50,000

		7,240,977	-	-	(4,889,907)	2,351,070

(1)	On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(2)	As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(3)	As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4)	As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(5)	As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(6)	As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(7)	On July 14, 2017, the Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018, which expired unexercised.

(8)	These warrants expired unexercised on their respective expiry dates in 2019.

(e)	Common shares reserved for issuance:

	Number of Shares
	December 31,
	2020	2019	2018

Stock options (Note 11(c))	3,210,000	3,550,000	3,280,000
Warrants (Note 11(d))	11,186,824	301,624	2,351,071

Balance	14,396,824	3,851,624	5,631,071